Deferred Revenue - Schedule of Deferred Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Revenue [Abstract]
Beginning balance	$ 448,253
Customer advances	451,867	529,810
Related party advances	371,058	774,088
Recognized as revenues	(1,262,932)	(855,730)
Effect of exchange rate	(1,444)	85
Ending balance	$ 6,802	$ 448,253